SHARE CAPITAL (Schedule of Earnings Per Share Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Net income attributable to equity holders of the Company	$ 46,376	$ 34,274
Basic earnings per share (Income Numerator)	$ 46,376	$ 34,274
Basic earnings per share (Shares Denominator)	174,868,256	171,713,263
Basic earnings per share (Per-Share Amount)	$ 0.27	$ 0.20
Effect of dilutive securities:
Stock options (Shares Denominator)	2,205,748	2,366,124
Diluted earnings per share (Income Numerator)	$ 46,376	$ 34,274
Diluted earnings per share (Shares Denominator)	177,074,004	174,079,387
Diluted earnings per share (Per-Share Amount)	$ 0.26	$ 0.20